Equity - Schedule of Treasury Shares Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Treasury Shares Activity [Line Items]
Balance at the beginning of the period quantity			80,062,600
Balance at the beginning of the period			$ 619,298
Balance at the end of the period quantity
Balance at the end of the period
Purchase of treasury shares quantity			97,687,600
Purchase of treasury shares			$ 719,393
Disposal of treasury shares quantity			(22,000,000)
Disposal of treasury shares			$ (169,408)
Cancellation of treasury shares quantity			(155,750,200)
Cancellation of treasury shares			$ (1,121,507)
Exchange variation quantity
Exchange variation			$ (47,776)